CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 9,247,762	$ 6,166,880
Restricted cash	1,551,635	859,192
Accounts receivable, net of allowance for credit losses of $7,978 and $5,772, as of December 31, 2020 and December 31, 2021 respectively	388,308	362,999
Prepaid expenses and other assets	1,401,863	1,054,229
Loans receivable, net of allowance for credit losses of $20,872 and $91,504, as of December 31, 2020 and December 31, 2021 respectively	1,500,954	285,937
Inventories, net	117,499	64,219
Short-term investments	911,281	126,099
Amounts due from related parties	16,095	19,449
Total current assets	15,135,397	8,939,004
Non-current assets
Property and equipment, net	1,029,963	386,401
Operating lease right-of-use assets, net	649,680	234,555
Intangible assets, net	52,517	39,773
Long-term investments	1,052,861	190,482
Prepaid expenses and other assets	124,521	204,804
Loans receivable, net of allowance for credit losses of $19,612 and $6,172, as of December 31, 2020 and December 31, 2021 respectively	28,964	117,149
Restricted cash	38,743	27,321
Deferred tax assets	103,755	99,904
Goodwill	539,624	216,278
Total non-current assets	3,620,628	1,516,667
Total assets	18,756,025	10,455,671
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $19,290 and $17,632 as of December 31, 2020 and 2021, respectively)	213,580	121,637
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $107,512 and $132,687 as of December 31, 2020 and 2021, respectively)	3,531,187	2,033,461
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $11,014 and $18,591 as of December 31, 2020 and 2021, respectively)	244,574	161,379
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of $2,347 and $435 as of December 31, 2020 and 2021, respectively)	74,738	42,613
Bank borrowings (including bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2020 and 2021, respectively)	100,000	0
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $10,122 and $8,051 as of December 31, 2020 and 2021, respectively)	186,494	74,506
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $212,377 and $203,382 as of December 31, 2020 and 2021, respectively)	2,644,463	2,150,165
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $566 and $537 as of December 31, 2020 and 2021, respectively)	181,400	52,306
Total current liabilities	7,176,436	4,636,067
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $1,907 and $4,038 as of December 31, 2020 and 2021, respectively)	76,234	36,159
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $16,916 and $12,527 as of December 31, 2020 and 2021, respectively)	491,313	177,870
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $55,200 and $36,189 as of December 31, 2020 and 2021, respectively)	104,826	343,297
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2020 and 2021, respectively)	3,475,708	1,840,406
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2020 and 2021, respectively)	6,992	1,526
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of $107 and $107 as of December 31, 2020 and 2021, respectively)	107	107
Total non-current liabilities	4,155,180	2,399,365
Total liabilities	11,331,616	7,035,432
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	14,622,292	8,526,571
Accumulated other comprehensive income (loss)	(28,519)	4,681
Statutory reserves	6,144	2,363
Accumulated deficit	(7,201,498)	(5,150,958)
Total Sea Limited shareholders' equity	7,398,697	3,382,912
Non-controlling interests	25,712	37,327
Total shareholders' equity	7,424,409	3,420,239
Total liabilities and shareholders' equity	18,756,025	10,455,671
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	204	179
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 74	$ 76